Note 3 - Property and Equipment, Net	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and equipment, net

Property and equipment consists of the following:

	December 31, 2017	March 31, 2018
	(Audited)	(Unaudited)
Office equipment	39	48
Laboratory equipment	104	106
Motor vehicles	23	25
Leasehold improvements	13	13
	179	192
Less: accumulated depreciation	(56)	(68)
Property and equipment, net	123	124

Depreciation expense for the
three
months ended
March 31, 2017
and
2018
was
$6
and
$12,
respectively.